SAFE Notes Payable	12 Months Ended
Dec. 31, 2023
SAFE Notes Payable [Abstract]
SAFE Notes Payable

Note 13. SAFE Notes Payable

During the year ended December 31, 2022, the Company entered into a series of Simple Agreement for Future Equity (“SAFE”) in the aggregate amount of $750,000 with various individual investors. The SAFE had no maturity date and bore no interest. The SAFE provided the shareholder with rights to future equity of the Company. On August 29, 2022, these SAFE were fully converted into 205 shares of the Company’s ordinary shares. As a result of the share forward split, the converted ordinary shares became 533,000.